RELATED PARTY TRANSACTIONS - Transactions/balances with Golar Partners and Subsidiaries Narrative (Details) $ in Thousands		1 Months Ended					12 Months Ended
	Aug. 15, 2017 USD ($) train	May 31, 2017 USD ($)	Feb. 29, 2016	Jan. 31, 2016 USD ($)	Nov. 30, 2015 USD ($)	Jan. 31, 2015 USD ($)	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	May 31, 2016 USD ($)
Related Party Transaction [Line Items]
Amount due from (to) related party							$ 14,010	$ 3,353
Number of vessels in sale and leaseback transaction | vessel							7
Golar Partners
Related Party Transaction [Line Items]
Related party transaction, rate							5.00%
Duration of notice required for contract termination							120 days
Amount due from (to) related party							$ (184,855)	(131,045)
Golar Partners | Ship management fees income
Related Party Transaction [Line Items]
Duration of notice required for contract termination							30 days
Golar Partners | Charter-hire expenses, Golar Grand
Related Party Transaction [Line Items]
Related party expense							$ 17,400	28,400	$ 28,700
Amortization in respect of the guarantee obligation							5,100	6,100	3,900
Golar Partners | Charter-hire expenses, Golar Eskimo
Related Party Transaction [Line Items]
Related party expense									12,900
Golar Partners | Interest Expense on Vendor Financing Loans
Related Party Transaction [Line Items]
Incentive fee						$ 1,100
Golar Partners | Short-term credit facility to fund purchase Golar Eskimo
Related Party Transaction [Line Items]
Loan facility provided to Golar Partners						$ 220,000
Golar Partners | Gain on disposals
Related Party Transaction [Line Items]
Related party transaction amount							0	0	102,406
Golar Partners | Trading balances with affiliates
Related Party Transaction [Line Items]
Amount due from (to) related party							(4,144)	(21,792)
Golar Partners | Deposit Received
Related Party Transaction [Line Items]
Related party transaction, rate	5.00%
Related party transaction amount	$ 70,000
Golar Partners | Interest Expense on Deposit Payable
Related Party Transaction [Line Items]
Interest expense from related parties							4,622	1,967	$ 0
Golar Partners | Deferred Purchase Price
Related Party Transaction [Line Items]
Related party transaction, rate		5.00%
Interest expense from related parties							1,100
Purchases from related party		$ 107,200
Golar Partners | Hilli Sale Agreement
Related Party Transaction [Line Items]
Interest expense from related parties							1,300	0
LIBOR | Golar Partners | Short-term credit facility to fund purchase Golar Eskimo
Related Party Transaction [Line Items]
Blended margin						2.84%
Line of Credit | Golar LNG Partners Credit Facility | Golar Partners
Related Party Transaction [Line Items]
Related party transaction, rate				5.00%	5.00%
Proceeds from short-term credit facility with Golar Partners				$ 30,000	$ 50,000
Short-term credit facility repayment period				60 days	28 days
Golar Eskimo | Golar Partners | Interest Expense on Vendor Financing Loans
Related Party Transaction [Line Items]
Early repayment incentive fee, percentage of loan amount						1.00%
Golar Eskimo | Golar Partners | Gain on disposals
Related Party Transaction [Line Items]
Related party transaction amount						$ 102,400
Golar Tundra | Golar Partners
Related Party Transaction [Line Items]
Purchase price										$ 107,200
Right to require repurchase if charter has not commenced, period post closing			12 months
Interest expense from related parties							$ 2,200	$ 2,000
Hilli Sale Agreement | Golar Partners
Related Party Transaction [Line Items]
Purchase price	$ 658,000
Interest in liquefaction trains, percent	50.00%
Number of liquefaction trains | train	2
Related party transaction, term of agreement (in years)	8 years
Minimum | Hilli Sale Agreement | Golar Partners
Related Party Transaction [Line Items]
Capital lease obligations	$ 468,000
Maximum | Hilli Sale Agreement | Golar Partners
Related Party Transaction [Line Items]
Capital lease obligations	$ 480,000
Golar Power
Related Party Transaction [Line Items]
Term of sale leaseback transaction							18 months
Number of vessels in sale and leaseback transaction | vessel							2